Prepaid Expenses and Advances	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs Capitalized Prepaid Expenses And Other Assets Disclosure [Text Block]	6. Prepaid Expenses and Advances Prepaid expenses and other receivables consist of the following:
	December 31, 2012	December 31, 2011

Advanced payments	$3,715	$60,356

Total	$3,715	$60,356